COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2017	¥ 40,023,724
2018	18,953,553
2019	8,628,680
2020	3,205,572
2021	1,838,927
Thereafter	1,887,014
Total	74,537,470
Rental expense	57,538,983	¥ 50,738,573	¥ 36,017,540
Purchase commitments to rental vehicles	152,994,615
Purchase commitments to rental vehicles 2017	63,794,623
Purchase commitments to rental vehicles 2018 and 2019	¥ 89,199,992